TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of year		$ 3,190	[1]	$ 2,234
Decrease in tax positions for prior years		(72)		(19)
Increase in tax positions for current year		1,359		975
Balance at the end of year	[1]	$ 4,477		$ 3,190

[1]	The amounts for the years ended December 31, 2020 and 2019 include $4,197 and $2,855, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.